Income Taxes - Additional Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Federal statutory corporate tax rate	35.00%	35.00%
Unrecognized tax benefits	$ 0	$ 0	$ 0	$ 0
Interest and penalties on unrecognized benefits		0	$ 0	$ 0
United States [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards		$ 74,300,000
Operating loss carryforwards expiration start year		2027
Operating loss carryforwards expiration end year		2035
State [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards		$ 65,000,000
Minimum [Member] | State [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards periods		10 years
Maximum [Member] | State [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards periods		20 years